SHAREHOLDERS' EQUITY (Schedule of Stock-Based Compensation) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	66,500
Stock options granted, exercise price, minimum	$ 7.59
Stock options granted, exercise price, maximum	$ 13.32
Vesting period	4 years
Expected volatility, minimum	66.00%	55.00%
Expected volatility, maximum	67.00%	59.00%
Expected risk free interest rates range, minimum	0.50%	0.50%
Expected risk free interest rate range, maximum	0.80%	1.60%
Expected dividend yield	0.00%	0.00%
Expected life	5 years 1 month 6 days
Weighted average fair value of options granted during period	$ 5.54	$ 3.10
Share based compensation stock options	$ 1,805	$ 968
Unrecognized compensation cost	$ 9,596
Period over which compensation expense will be recognized	3 years
Total weighted average number of shares related to outstanding options and warrants excluded from the calculations of diluted net loss per share	6,242,283	7,984,232
Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	36,639
Ordinary shares available for issuance | shares	563,361
Expected volatility, minimum	64.00%
Expected volatility, maximum	70.00%
Expected risk free interest rates range, minimum	0.00%
Expected risk free interest rate range, maximum	0.10%
Expected dividend yield	0.00%
Share based compensation ESPP	$ 111
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life		5 years
Minimum [Member] | Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life	4 months 24 days
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life		5 years 1 month 6 days
Maximum [Member] | Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life	6 months